RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.4%
	BASIC MATERIALS — 3.8%
9,400	DuPont de Nemours, Inc.	$746,830
1,000	International Flavors & Fragrances, Inc.	112,380
		859,210
	COMMUNICATIONS — 20.4%
30,800	AT&T, Inc.	881,804
20,600	Cisco Systems, Inc./Delaware	918,348
11,700	Comcast Corp. - Class A	579,969
19,600	Corning, Inc.	703,052
14,700	Omnicom Group, Inc.	916,986
10,200	Verizon Communications, Inc.	558,450
		4,558,609
	CONSUMER, CYCLICAL — 5.0%
6,300	Genuine Parts Co.	591,444
1,950	Home Depot, Inc.	528,099
		1,119,543
	CONSUMER, NON-CYCLICAL — 25.0%
8,730	AbbVie, Inc.	894,651
14,300	Altria Group, Inc.	587,444
13,200	Bristol-Myers Squibb Co.	810,876
11,600	CVS Health Corp.	831,140
7,300	General Mills, Inc.	424,130
4,800	Gilead Sciences, Inc.	314,880
3,300	Johnson & Johnson	538,329
6,800	Philip Morris International, Inc.	541,620
10,300	Tyson Foods, Inc. - Class A	662,393
		5,605,463
	ENERGY — 5.1%
7,600	Chevron Corp.	647,520
7,400	Phillips 66	501,720
		1,149,240
	FINANCIAL — 23.3%
33,400	Bank of America Corp.	990,310
885	BlackRock, Inc.	620,615
7,400	JPMorgan Chase & Co.	952,158
7,500	Lincoln National Corp.	341,175
12,200	Morgan Stanley	818,010
6,000	Travelers Cos., Inc.	817,800
14,000	Truist Financial Corp.	671,720
		5,211,788

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL — 7.7%
3,100	3M Co.	$544,546
2,115	Lockheed Martin Corp.	680,649
3,200	United Parcel Service, Inc. - Class B	496,000
		1,721,195
	TECHNOLOGY — 3.2%
1,600	Broadcom, Inc.	720,800
	UTILITIES — 5.9%
11,000	Evergy, Inc.	591,030
5,795	Sempra Energy	717,189
		1,308,219
	Total Common Stocks
	(Cost $18,023,278)	22,254,067
	SHORT-TERM INVESTMENTS — 1.9%
419,421	Fidelity Investments Money Market Treasury Portfolio - Institutional, 0.010%[1]	419,421
	Total Short-Term Investments
	(Cost $419,421)	419,421
	TOTAL INVESTMENTS — 101.3%
	(Cost $18,442,699)	22,673,488
	Liabilities in Excess of Other Assets — (1.3)%	(289,314)
	TOTAL NET ASSETS — 100.0%	$22,384,174

[1]The rate is the annualized seven-day yield at period end.